CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income	$ 4,551	$ 3,338
Items that may be reclassified to net income
Financial contracts and power sale agreements	278	(113)
Available-for-sale securities	95	649
Equity accounted investments	6	(52)
Foreign currency translation	439	1,236
Income taxes	11	(60)
Other comprehensive income that will be reclassified to profit or loss, net of tax	829	1,660
Items that will not be reclassified to net income
Revaluations of property, plant and equipment	934	824
Revaluation of pension obligations	4	(40)
Equity accounted investments	509	482
Income taxes	314	(113)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	1,761	1,153
Other comprehensive income	2,590	2,813
Comprehensive income	7,141	6,151
Shareholders
Net income	1,462	1,651
Other comprehensive income	849	821
Comprehensive income	2,311	2,472
Non-controlling interests
Net income	3,089	1,687
Other comprehensive income	1,741	1,992
Comprehensive income	$ 4,830	$ 3,679